Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2012
Ships
Property, Plant and Equipment [Line Items]
Property and equipment useful life	30 years
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	15 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	30 years
Computer hardware and software | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years
Computer hardware and software | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	5 years
Other property and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years
Other property and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	40 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment useful life	Shorter of lease term or asset life